Acquisitions - Net cash paid (Details) - ZAR (R) R in Millions		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired		R (1,990)	R (2,690)	R 471
Metallix
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired	R (1,894)
Consideration paid	(2,277)
Cash and cash equivalents acquired	R 383